Agreements to Purchase Real Estate (Details Narrative)	Sep. 25, 2015 USD ($)
3200 Cushman Circle, Atlanta, Georgia [Member]
Purchase of parcel of land, including all improvements	$ 450,000
3000 Ember Drive, Decatur, Georgia [Member]
Purchase of parcel of land, including all improvements	$ 1,800,000